UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Chief Financial Officer
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California             5/16/11
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  36
Form 13F Information Table Value Total:  $8,939,117
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.             Form 13F File Number               Name
------------------ ----------------------------  -------------------------------
       1                    28-10289             SPO Partners II, L.P.
       2                    28-10787             San Francisco Partners, L.P.

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                ------------------------
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVENT SOFTWARE INC  COM      007974108      413,502  14,422,800   SH            DEFINED        1          14,422,800
------------------------------------------------------------------------------------------------------------------------------------
ADVENT SOFTWARE INC  COM      007974108       36,967   1,289,400   SH            DEFINED        2           1,289,400
------------------------------------------------------------------------------------------------------------------------------------
BPZ RESOURCES INC    COM      055639108       26,904   5,066,586   SH            DEFINED        1           5,066,586
------------------------------------------------------------------------------------------------------------------------------------
BPZ RESOURCES INC    COM      055639108          927     174,600   SH            DEFINED        2             174,600
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP         COM      131347304    1,357,551  85,541,939   SH            DEFINED        1          85,541,939
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP         COM      131347304       51,846   3,266,901   SH            DEFINED        2           3,266,901
------------------------------------------------------------------------------------------------------------------------------------
CAMBIUM LEARNING     COM      13201A107        4,340   1,276,608   SH            DEFINED        1           1,276,608
GRP INC
------------------------------------------------------------------------------------------------------------------------------------
CAMBIUM LEARNING     COM      13201A107          526     154,848   SH            DEFINED        2             154,848
GRP INC
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL    COM      228227104    1,231,643  28,945,782   SH            DEFINED        1          28,945,782
CORP
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL    COM      228227104       53,260   1,251,700   SH            DEFINED        2           1,251,700
CORP
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING CO CL A     512815101      661,336  17,902,984   SH            DEFINED        1          17,902,984
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING CO CL A     512815101       27,178     735,730   SH            DEFINED        2             735,730
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC   CL A     530555101      538,820  13,011,822   SH            DEFINED        1          13,011,822
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC   CL A     530555101       29,703     717,279   SH            DEFINED        2             717,279
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.  CL C     530555309      966,320  24,164,029   SH            DEFINED        1          24,164,029
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC   CL C     530555309       28,409     710,408   SH            DEFINED        2             710,408
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                ------------------------
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA      COM      573284106      465,785   5,194,435   SH            DEFINED        1           5,194,435
MATLS INC
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA      COM      573284106       16,750     186,800   SH            DEFINED        2             186,800
MATLS INC
------------------------------------------------------------------------------------------------------------------------------------
OASIS PETROLEUM,     COM      674215108      131,622   4,162,632   SH            DEFINED        1           4,162,632
INC.
------------------------------------------------------------------------------------------------------------------------------------
OASIS PETROLEUM,     COM      674215108        5,005     158,300   SH            DEFINED        2             158,300
INC.
------------------------------------------------------------------------------------------------------------------------------------
PETROQUEST ENERGY    COM      716748108       73,917   7,897,100   SH            DEFINED        1           7,897,100
INC
------------------------------------------------------------------------------------------------------------------------------------
PETROQUEST ENERGY    COM      716748108        2,814     300,600   SH            DEFINED        2             300,600
INC
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO   COM      723787107    1,058,058  10,381,264   SH            DEFINED        1          10,381,264
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO   COM      723787107       33,364     327,350   SH            DEFINED        2             327,350
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER          COM      74837R104      333,584  23,311,254   SH            DEFINED        1          23,311,254
RESOURCES INC
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER          COM      74837R104       23,954   1,673,900   SH            DEFINED        2           1,673,900
RESOURCES INC
------------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS   CL A     78388J106      161,106   4,060,121   SH            DEFINED        1           4,060,121
CORP
------------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS   CL A     78388J106           52       1,300   SH            DEFINED        2               1,300
CORP
------------------------------------------------------------------------------------------------------------------------------------
THE CHARLES SCHWAB   COM      808513105      565,181  31,346,687   SH            DEFINED        1          31,346,687
CORP.
------------------------------------------------------------------------------------------------------------------------------------
THE CHARLES SCHWAB   COM      808513105       24,840   1,377,700   SH            DEFINED        2           1,377,700
CORP.
------------------------------------------------------------------------------------------------------------------------------------
VISA, INC.           COM      92826C839      375,068   5,094,654   SH            DEFINED        1           5,094,654
------------------------------------------------------------------------------------------------------------------------------------
VISA, INC.           COM      92826C839       16,498     224,100   SH            DEFINED        2             224,100
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP COM      76116A108      172,573   9,513,410   SH            DEFINED        1           9,513,410
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP COM      76116A108        5,948     327,900   SH            DEFINED        2             327,900
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP WARRANTS 76116A116       42,318   8,169,525   SH            DEFINED        1           8,169,525
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP WARRANTS 76116A116        1,449     279,753   SH            DEFINED        2             279,753
------------------------------------------------------------------------------------------------------------------------------------